EQUIPMENT	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
EQUIPMENT [Text Block]

NOTE 2 – EQUIPMENT

Equipment

Cost
At February 29, 2012	$34,527
At November 30, 2012	$34,527

Depreciation
At February 29, 2012	$33,483
Charge for the period	165
At November 30, 2012	$33,648

Net book value
At February 29, 2012	$1,044
At November 30, 2012	$879

NOTE 3 – EQUIPMENT

	Equipment	Total
Cost:
At March 1, 2010	$34,527	$34,527
At February 28, 2011	34,527	34,527
At February 29, 2012	$34,527	$34,527
Depreciation:
At March 1, 2010	$32,866	$32,866
Charge for the period	339	339
At February 28, 2011	33,205	33,205
Charge for the period	278	278
At February 29, 2012	$33,483	$33,483
Net book value:
At February 28, 2011	$1,322	$1,322
At February 29, 2012	$1,044	$1,044